Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
2024	$ 544,895	$ 547,224	$ 326,522	$ 327,460	$100.65	$ 6,228,575
2023	528,284	501,839	318,149	310,306	82.44	6,595,938
2022	532,462	530,627	232,630	231,556	97.85	7,064,099

Ms. Barber is the PEO for 2022, 2023 and 2024. Compensation Actually Paid amount includes the following adjustments for 2022 change in current year grant fair value (“FV”) of $285, change in FV of unvested restricted shares during the year of ($2,580) and change in FV of vested restricted shares during the year of $460. Compensation Actually Paid amount includes the following adjustments for 2023, change in current year grant FV of ($11,136), change in FV of unvested restricted shares during the year of ($15,960) and change in FV of vested restricted shares during the year of $650. Compensation Actually Paid amount includes the following adjustments for 2024 change in current year grant fair value (“FV”) of $2,010, change in FV of unvested restricted shares during the year of ($194) and change in FV of vested restricted shares during the year of $513.

Ms. JoAnn McMinn and Mr. Wolf were the non-PEO NEOs for 2022, when Ms. McMinn retired as CFO and Mr. Wolf assumed that position, and Mr. Wolf was the non-PEO NEO for 2023 and 2024. Compensation Actually Paid amount includes the following adjustments for 2022 change in current year grant FV of $226, change in FV of unvested restricted shares during the year of ($1,580) and change in FV of vested restricted shares during the year of $280. Compensation Actually Paid amount includes the following adjustments for 2023, change in current year grant FV of (6,368) and change in FV of unvested restricted shares during the year of ($1,475). Paid amount includes the following adjustment for 2024, change in current year grant fair value FV of $1,139, change in FV of unvested restricted shares during the year of ($111) and change in FV of vested restricted shares during the year of $90.

Named Executive Officers, Footnote	Ms. Barber is the PEO for 2022, 2023 and 2024.Ms. JoAnn McMinn and Mr. Wolf were the non-PEO NEOs for 2022, when Ms. McMinn retired as CFO and Mr. Wolf assumed that position, and Mr. Wolf was the non-PEO NEO for 2023 and 2024.
PEO Total Compensation Amount	$ 544,895	$ 528,284	$ 532,462
PEO Actually Paid Compensation Amount	$ 547,224	501,839	530,627
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid amount includes the following adjustments for 2022 change in current year grant fair value (“FV”) of $285, change in FV of unvested restricted shares during the year of ($2,580) and change in FV of vested restricted shares during the year of $460. Compensation Actually Paid amount includes the following adjustments for 2023, change in current year grant FV of ($11,136), change in FV of unvested restricted shares during the year of ($15,960) and change in FV of vested restricted shares during the year of $650. Compensation Actually Paid amount includes the following adjustments for 2024 change in current year grant fair value (“FV”) of $2,010, change in FV of unvested restricted shares during the year of ($194) and change in FV of vested restricted shares during the year of $513.
Non-PEO NEO Average Total Compensation Amount	$ 326,522	318,149	232,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 327,460	310,306	231,556
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid amount includes the following adjustments for 2022 change in current year grant FV of $226, change in FV of unvested restricted shares during the year of ($1,580) and change in FV of vested restricted shares during the year of $280. Compensation Actually Paid amount includes the following adjustments for 2023, change in current year grant FV of (6,368) and change in FV of unvested restricted shares during the year of ($1,475). Paid amount includes the following adjustment for 2024, change in current year grant fair value FV of $1,139, change in FV of unvested restricted shares during the year of ($111) and change in FV of vested restricted shares during the year of $90.
Total Shareholder Return Amount	$ 100.65	82.44	97.85
Net Income (Loss)	$ 6,228,575	6,595,938	7,064,099
PEO Name	Ms. Barber
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,010	(11,136)	285
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194)	(15,960)	(2,580)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513	650	460
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,139	(6,368)	226
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111)	$ (1,475)	(1,580)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90		$ 280